Retirement Benefits - Schedule of Fair Value of Pension Plan Assets and Liabilities by Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	$ 1,235.4	$ 1,277.8
Fair value of pension plan assets, Receivables	28.6	43.2
Fair value of pension plan assets, Payables	(20.9)	(24.2)
Fair value of pension plan assets, Total	1,243.1	1,296.8
Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	319.3	302.2
Forward exchange contracts [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.2	0.2
Real estate investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	16.7	19.6
Private equity holdings [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	74.9	72.0
Alternative investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	253.2	259.1
Equity securities [Member] | Domestic equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	388.3	305.2
Equity securities [Member] | International equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	56.6	148.3
Equity securities [Member] | Short sales [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	(134.7)	(141.9)
Derivatives [Member] | Purchased options [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.7	0.4
Derivatives [Member] | Written options [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	(1.0)	(2.6)
Fixed income [Member] | Short sales [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	(7.6)	(6.6)
Fixed income [Member] | U.S. government securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	6.0	20.7
Fixed income [Member] | Corporate debt securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	79.1	101.2
Fixed income [Member] | Asset-backed securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	183.7	199.8
Fixed income [Member] | Foreign government securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets		0.2
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	501.6	445.5
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	200.3	136.9
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Domestic equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	380.1	299.1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | International equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	56.2	147.6
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity securities [Member] | Short sales [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	(134.7)	(141.9)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivatives [Member] | Purchased options [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.7	0.4
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivatives [Member] | Written options [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	(1.0)	(2.6)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed income [Member] | Short sales [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	(0.4)	(3.4)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed income [Member] | U.S. government securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.4	8.1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed income [Member] | Corporate debt securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets		1.3
Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	388.2	474.3
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	119.0	165.3
Significant Other Observable Inputs (Level 2) [Member] | Forward exchange contracts [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.2	0.2
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | Domestic equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	7.9	5.7
Significant Other Observable Inputs (Level 2) [Member] | Equity securities [Member] | International equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.3	0.7
Significant Other Observable Inputs (Level 2) [Member] | Fixed income [Member] | Short sales [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	(7.2)	(3.2)
Significant Other Observable Inputs (Level 2) [Member] | Fixed income [Member] | U.S. government securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	5.6	12.6
Significant Other Observable Inputs (Level 2) [Member] | Fixed income [Member] | Corporate debt securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	78.7	93.2
Significant Other Observable Inputs (Level 2) [Member] | Fixed income [Member] | Asset-backed securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	183.7	199.8
Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	345.6	358.0
Fair value of pension plan assets, Total	345.6	358.0	243.4
Significant Unobservable Inputs (Level 3) [Member] | Real estate investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	16.7	19.6
Fair value of pension plan assets, Total	16.7	19.6	21.6
Significant Unobservable Inputs (Level 3) [Member] | Private equity holdings [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	74.9	72.0
Fair value of pension plan assets, Total	74.9	72.0	83.1
Significant Unobservable Inputs (Level 3) [Member] | Alternative investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	253.2	259.1
Fair value of pension plan assets, Total	253.2	259.1	137.1
Significant Unobservable Inputs (Level 3) [Member] | Equity securities [Member] | Domestic equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.3	0.4
Fair value of pension plan assets, Total	0.3	0.4
Significant Unobservable Inputs (Level 3) [Member] | Equity securities [Member] | International equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.1
Fair value of pension plan assets, Total	0.1
Significant Unobservable Inputs (Level 3) [Member] | Fixed income [Member] | Corporate debt securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets	0.4	6.7
Fair value of pension plan assets, Total	0.4	6.7
Significant Unobservable Inputs (Level 3) [Member] | Fixed income [Member] | Asset-backed securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets, Total			1.4
Significant Unobservable Inputs (Level 3) [Member] | Fixed income [Member] | Foreign government securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of pension plan assets		0.2
Fair value of pension plan assets, Total		$ 0.2	$ 0.2